Property and Equipment (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Dec. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense		$ 2,689	$ 670
Payments to acquire property plant and equipment		15,080	$ 8,123
Deposit for capital improvements of property	$ 2,800
Restricted cash		$ 2,800
Term Loan [Member]
Payments to acquire property plant and equipment	5,000
AST LLC [Member]
Payments to acquire property plant and equipment	8,000
Payments to acquire land	1,300
Payments to acquire construction in progress	$ 6,700